Label	Element	Value
Small-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class D, Class I and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Equity Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Small-Cap Equity Portfolio – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.  In addition, the third paragraph of the BlackRock managed portion’s Principal Investment Strategies subsection is deleted and replaced with the following:

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index with characteristics and industry weightings in approximately the same proportions as their weightings in the index. This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, in the Principal Risks subsection, Sector Risk is deleted from the Risks for both portions of the Fund subsection and the following is added as the third risk under the BlackRock managed portion’s Principal Risks subsection:

●         Sector Risk: This portion of the Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) to the same approximate extent as its index is invested in that sector. If this portion of the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector.

In addition, Tracking Error Risk is deleted and replaced with the following:

●                   Tracking Error Risk: Performance of this portion of the Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between this portion of the Fund’s investments and the index.